Stock-based Activity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock-based Activity Tables
Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Research and development	$284,125	$38,800	$325,701	$77,428
General and administrative	1,104,883	246,626	1,146,079	289,440
Total share-based compensation expense	$1,389,008	$285,426	$1,471,780	$366,868

	Years Ended December 31,
	2014	2013
Research and development	$163,019	$166,796
General and administrative	441,957	159,848

Total share-based compensation expense	$604,976	$326,644

Stock-based Award Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2015:

	Options Outstanding	Weighted-Average Exercise Price
Outstanding at December 31, 2014	242,893	$3.92
Granted	2,615,850	2.30
Exercised	(2,779)	0.29
Forfeited/cancelled/expired	(12,923)	7.42
Outstanding and expected to vest at June 30, 2015	2,843,041	$2.45
Vested and exercisable at June 30, 2015	159,404	$3.54

The following table summarizes the Company’s stock option activity for the years ended December 31, 2014 and 2013:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2012	58,639	$0.83
Granted	93,378	1.44
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at December 31, 2014	242,893	$3.92

Vested and exercisable at December 31, 2014	154,877	$3.77

Restricted stock grants

A summary of activity related to restricted stock grants under the Plan for the six months ended June 30, 2015 is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2014	—	$—
Granted	2,180,850	2.30
Vested	—	—
Forfeited	—	—
Nonvested at June 30, 2015	2,180,850	$2.30

Valuation Assumptions Used to Determine Stock-based Expense
Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2014	2013
Risk-free interest rate	0.1 to 2%	0.6%
Dividend yield	—%	—%
Expected volatility	84 to 100%	86%
Expected life of options, in years	5 and 6.25	5
Weighted-average grant date fair value	$4.73	$11.84

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at June 30, 2015:

Common stock reserved for conversion of preferred stock	23,148,000
Common stock reserved for exercise of warrants	5,959,668
Common stock options outstanding	2,843,041
Unvested restricted stock awards	2,180,850
Authorized for future grant or issuance under the Stock Plan	3,490,012
Total	37,621,571

Common stock reserved for future issuance consists of the following at December 31, 2014:

Common stock reserved for conversion of preferred stock and warrants	2,591,256
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	326,431

Total	3,160,580